U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI 53202

December 17, 2013

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”) File Nos. 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily FTSE China Bull 3X Shares (formerly Direxion Daily China Bull 3X Shares) and the Direxion Daily FTSE China Bear 3X Shares (formerly Direxion Daily China Bear 3X Shares) that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 12, 2013 and filed electronically as Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A on December 6, 2013 and effective December 12, 2013.

If you have any questions concerning the foregoing, please contact Michael Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Michael D. Barolsky
Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC